Investments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net of income tax		R$ (82)	R$ (371)	R$ 249
F I C [Member]
IfrsStatementLineItems [Line Items]
Goodwill		122
Tuya [Member] | Exito [Member]
IfrsStatementLineItems [Line Items]
Goodwill		77
Cnova N V [Member] | Exito [Member]
IfrsStatementLineItems [Line Items]
Goodwill		R$ 13
Via Varejo [Member]
IfrsStatementLineItems [Line Items]
Share price	R$ 4.90
Sale of subsidiary	R$ 2,300
Gain from the sale	398
Net of income tax	R$ 199